Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income		$ 2.0	$ 2.9	$ 21.5
Noncash revenues, expenses, gains and losses included in income:
Amortization of deferred gains and gains on disposal of businesses		(0.8)	(3.0)	(26.7)
Depreciation and amortization		(0.1)	0.0	0.0
Deferred tax expense (benefit)	[1]	0.1	1.8	(1.7)
Net realized losses (gains) on investments	[2]	0.2	(0.1)	(5.5)
Changes in operating assets and liabilities:
Change in reinsurance recoverable		0.0	0.1	(1.9)
Change in insurance policy reserves and expenses		(0.2)	(0.1)	0.0
Change in other assets and other liabilities		(0.1)	(0.4)	(0.5)
Change in taxes payable		(0.2)	0.1	(1.0)
Other		(0.2)	0.0	(2.9)
Net cash provided by (used in) operating activities		0.7	1.3	(18.7)
Sales of:
Fixed maturity securities available for sale		14.7	13.7	0.5
Equity securities		0.2	0.0	0.0
Subsidiary, net of cash transferred	[1]	0.0	0.0	44.0
Maturities, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale		5.0	8.7	4.0
Commercial mortgage loans on real estate		0.0	0.0	2.4
Purchases of:
Fixed maturity securities available for sale		(16.1)	(40.7)	(8.1)
Change in short-term investments		0.6	8.4	0.8
Other		0.0	0.1	0.1
Net cash provided by (used in) investing activities		4.4	(9.8)	43.7
Financing activities
Cash dividends paid		(6.0)	(15.8)	(3.8)
Capital contribution from affiliated entity		0.0	0.0	3.7
Net cash used in financing activities		(6.0)	(15.8)	(0.1)
Change in cash and cash equivalents		(0.9)	(24.3)	24.9
Cash and cash equivalents at beginning of period		1.6	25.9	1.0
Cash and cash equivalents at end of period		0.7	1.6	25.9
Supplemental information:
Income taxes paid		$ 0.6	$ 0.3	$ 16.2

[1]	2017 includes the one-time $0.7 million provision from the reduction of net deferred tax assets following the enactment of the U.S. Tax Cuts and Jobs Act. Refer to Note 5 - Income Taxes, for additional information.
[2]	2016 amount includes impacts from the sale of Assurant's Employee Benefits segment mainly through reinsurance transactions.